Document and Entity Information	Oct. 31, 2023
Details
Registrant CIK	0001498372
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	iWALLET CORP
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56347
Entity Tax Identification Number	27-1830013
Entity Address, Address Line One	401 Ryland St., Ste. 200A
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	858
Local Phone Number	610-2958
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false